UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, Nebraska             68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

7/31

Date of reporting period: 7/31/10

Item 1.  Reports to Stockholders.

  Annual Report

  July 31, 2010

1-877-464-3111

www.thebetafund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Montebello Partners, LLC – Maintaining a Defensive Capital Appreciation Strategy

An interview with William Krivicich, CFA Chief Investment Officer of GMG Defensive Beta Fund: A summary of Montebello Partners investment themes, market outlook and tactical asset allocation decision being made within GMG Defensive Beta Fund.

As the GMG Defensive Beta Fund closes in on its first year of operation, we want to share with you a brief performance review, as well as our investment outlook over the next 12 to 18 months. As we discussed in our semi-annual report letter to our shareholders, as we entered 2010 we felt, and remain very confident, that our investment strategy is appropriate and will yield the desired results for shareholders in the fund. Specifically, now that the fund is fully invested, and our commodity exposure has been fine tuned, Bill and the rest of the portfolio management team are confident that the portfolio is properly aligned to take advantage of the current environment.

Q. What factors affected the funds performance over the past 11 months?

A. While the global economy has taken several major steps towards recovery, we’ve continued to see various areas of concern over the past year. Continued high unemployment in the US, worries over sovereign defaults in Greece, Spain and other countries, along with worries regarding China’s Treasury holdings have all contributed to market volatility and investor unease. Moreover, ongoing worries about commodity inflation, while being in an overall potentially deflationary environment has continued to drive bond prices higher and yields lower. Although we did not anticipate a 2 ¾ % yielding 10 year Treasury Bond, we did call for a continued low interest rate environment. As such, the funds overweight in soft commodities, which have see significant price appreciation in the last few months, focus on shorter term bonds as well as stocks that are trading at a discounted value to the S&P 500 and in many cases have a dividend yield that is great than that of the 10 year Treasury, has helped reduce overall portfolio volatility, while outperforming the S&P 500 over the past few months.

Q. As part of its defensive strategy, the fund blends holdings in commodities, stocks and bonds, why? Also,

      what are the overall portfolio themes and what is the investment allocation outlook for the fund.

A.

GMG Defensive Beta Fund was launched with the intent to address some fundamental shortcoming and lack of investment options available to individual investors over the past few years. Specifically, we do not believe that the traditional investment approach of only looking at stocks and bonds will produce the best results. Rather, we firmly believe that as the populations in countries like China and India grow and grow wealthier, the demand for commodities will increase. Most importantly, when looking back over the past decade or even further, commodities have historically had a relatively low correlation to stocks and bonds and as a result, when utilized appropriately, can be significantly helpful in reducing portfolio volatility, without hampering the potential for capital appreciation. With regards to specific themes, as an example, we believe that there are opportunities for skilled investors to capitalize on government spending on infrastructure. This theme has two angles to it. First, we believe that government spending is most likely going to continue to be focused on rebuilding and building infrastructure – roads, bridges, tunnels, railways, etc… As such, metals as well as companies that are in the construction business could be in great demand as this unfolds. Second, while there is a significant shift in global wealth, which we believe will lead to a substantial increase in global demand for food commodities, as such, agricultural stocks and commodities should perform well going forward. Lastly, given the low interest rate environment, which we expect to remain in for some time, we believe that stocks that pay a dividend greater than that of the 10 year Treasury offer an attractive alternative to income seeking investors who may be unwilling to assume the risk of High Yield (aka – Junk) bonds. Generally, we do not anticipate making any major changes from our current allocation of 45% equities, 25% Commodities, 20% Bonds and 10% covered call writing strategies and currency hedging strategies.

Q. What are the major themes the portfolio management team are observing, and how do you plan on executing these thematic views?

A.

From a macro-economic perspective, we believe the following will likely take place. First off, we do not believe there is a significant risk of a “double-dip” recession. Rather, we believe that the US economic recovery is likely going to look like a square root symbol. Unfortunately for us, we are now in the beginning of the elongated flat to slightly upward sloping part of the square root. As an investor, this means that interest rates are likely to remain low – we don’t expect the Fed to raise rates until the second half of 2011. Unemployment will likely remain high, which will keep the housing market and GDP growth relatively flat. That said, we do believe there are significant values and investment opportunities available. We’ve already discussed commodities. Bonds will remain solid, low yielding and relatively uninteresting (albeit a critical component in a well diversified portfolio) investment. On the stock side, we are focused on 2 categories. First and primarily of companies who’s stocks are trading at a discount to the S&P 500, while paying a solid dividend. Second, growth companies who are the absolute category leaders in their field. Lastly, we are looking at companies who are likely to benefit from the various new initiatives enacted by congress.

Additional commentary:

Our outlook for the remainder of 2010 and 2011 continues to be optimistic, yet cautious. We expect to continue to receive mixed economic news for some time, which will be associated with continued market volatility. Moreover, we are more convinced than ever that a traditional index strategy or buy and hold strategy is least likely to perform well over the coming year or so. As such, we are very focused on fundamental analysis and individual security selection – in stocks, bonds and commodities. Based on our analysis, we are currently finding ample investment opportunities in the Consumer Staples sector, Health Care sector, as well as specific commodities. We continue to be overweight in these sectors, and specifically, when other criteria are met, we are focusing on dividend paying stocks. At the time of this report, there are over 100 stocks in the S&P 500 that are yielding more than the 10 Year Treasury. Many of these companies are also cash rich, have no debt and have very favorable valuations. Over the short term, we will continue to maintain our covered call and long-put strategy to reduce overall portfolio risk. However, if history is any indicator, we expect a market rally after the November mid-term elections. Pending the overall economic environment at that time, we may determine that a slightly higher allocation to stocks and commodities is warranted.

1323-NLD-9/14/2010

GMG Defensive Beta Fund

PORTFOLIO REVIEW

July 31, 2010 (Unaudited)

The Fund’s performance figures* for the period ending July 31, 2010, compared to its benchmarks:

Inception** – July 31, 2010
GMG Defensive Beta Fund	-2.70%
S&P 500 Total Return	12.35%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.   Performance figures for periods greater than 1 year are annualized. For performance information current to the most recent month-end, please call 1-877-464-3111.

** Inception date is September 1, 2009.

The Fund’s Top Sectors/Asset Classes are as follows:

Sectors/Asset Classes	% of Net Assets
Exchange Traded Funds - Equity	25.5%
Exchange Traded Funds - Commodity	18.5%
Exchange Traded Funds - Debt	7.3%
Retail	6.2%
Computers	5.9%
Pharmaceuticals	4.5%
Telecommunications	4.1%
Oil & Gas	3.5%
Beverages	3.3%
Aerospace/Defense	2.7%
Other, Cash & Cash Equivalents	18.5%
100.00%

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS
July 31, 2010
	Shares		Value
		COMMON STOCK - 43.5%
		AEROSPACE/DEFENSE - 2.7%
	2,500	Boeing Co. (The )	$ 170,350
	3,150	United Technologies Corp.	223,965
			394,315
		BANKS - 2.2%
	40,000	Citigroup, Inc. *	164,000
	1,000	Goldman Sachs Group, Inc. (The)	150,820
			314,820
		BEVERAGES - 3.3%
	4,500	Molson Coors Brewing Co.	202,545
	4,200	PepsiCo, Inc. (NC)	272,622
			475,167
		CHEMICALS - 1.7%
	2,400	Potash Corp. of Saskatchewan, Inc.	251,688

		COMMERCIAL SERVICES - 1.8%
	3,500	Visa, Inc. - Cl. A	256,725

		COMPUTERS - 5.9%
	1,000	Apple, Inc. *	257,250
	11,000	EMC Corp. (MA) *	217,690
	3,050	International Business Machines Corp.	391,620
			866,560
		COSMETICS/PERSONAL CARE - 1.9%
	4,500	Procter & Gamble Co. (The)	275,220

		HOUSEHOLD PRODUCTS/WARES - 1.2%
	4,500	Tupperware Brands Corp.	177,255

		INTERNET - 1.0%
	300	Google, Inc. - Cl. A *	145,455

		MACHINERY-CONSTRUCTION & MINING - 2.1%
	4,350	Caterpillar, Inc.	303,413

		OIL & GAS - 3.5%
	2,850	Apache Corp.	272,403

	See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
	Shares		Value
		OIL & GAS (Continued) - 3.5%
	4,000	Exxon Mobil Corp.	$ 238,720
			511,123
		PHARMACEUTICALS - 4.5%
	4,500	Abbott Laboratories	220,860
	6,000	Novartis AG	292,440
	2,800	Teva Pharmaceutical Industries, Ltd.	136,780
			650,080
		RETAIL - 6.2%
	7,000	CVS Caremark Corp.	214,830
	6,750	Dollar Tree, Inc. *	299,160
	2,750	McDonald's Corp.	191,757
	5,000	Yum! Brands, Inc.	206,500
			912,247
		TELECOMMUNICATIONS - 4.1%
	15,000	Cisco Systems, Inc. *	346,050
	1,440	Frontier Communications Corp.	11,002
	3,000	Hughes Communications, Inc. *	75,240
	6,000	Verizon Communications, Inc.	174,360
			606,652
		TRANSPORTATION - 1.4%
	4,000	CSX Corp.	210,880
		TOTAL COMMON STOCK
		(Cost $6,491,572)	6,351,600

		EXCHANGE TRADED FUNDS AND NOTES - 53.6%
		ASSET ALLOCATION - 2.3%
	15,000	WisdomTree Dreyfus Emerging Currency Fund *	330,450

		COMMODITY - 18.5%
	100,000	ETFS Corn *	127,800
	5,000	ETFS Palladium Trust *	248,400
	1,600	ETFS Platinum Trust *	250,960
	5,000	ETFS Sugar *	79,750
	6,500	iPath Dow Jones-UBS Livestock Subindex Total Return ETN *	194,740
	14,000	iShares Silver Trust *	246,120
	18,000	PowerShares DB Agriculture Fund *	467,640
	18,000	PowerShares DB Base Metals Fund *	361,980

	See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
	Shares		Value
		COMMODITY (Continued) - 18.5%
	6,000	PowerShares DB Energy Fund *	$ 144,960
	37,000	United States Natural Gas Fund LP *	305,620
	7,500	United States Oil Fund LP *	265,050
			2,693,020

		DEBT - 7.3%
	6,000	iShares Barclays 1-3 Year Credit Bond Fund	630,000
	12,000	ProShares UltraShort 20+ Year Treasury *	430,200
			1,060,200
		EQUITY - 25.5%
	6,000	Market Vectors - Coal ETF	202,140
	3,000	iPath MSCI India Index ETN *	196,800
	6,600	iShares FTSE/Xinhua China 25 Index Fund	272,580
	5,000	iShares MSCI Brazil Index Fund	351,900
	6,000	iShares MSCI EAFE Index Fund	311,520
	16,000	iShares Russell 2000 Index Fund +	1,040,960
	6,000	Market Vectors - Russia ETF	189,360
	8,500	SPDR S&P 500 ETF Trust +	937,295
	4,800	WisdomTree Emerging Markets SmallCap Dividend Fund	215,711
			3,718,266
		TOTAL EXCHANGE TRADED FUNDS AND NOTES
		(Cost $7,884,604)	7,801,936

	Contracts***
		PURCHASED OPTIONS - 0.4%
	100	Cisco Systems, Inc., January 2011, Call @ $27.50	4,500
	250	SPDR S&P 500 ETF Trust, September 2010, Put @ $90	8,000
	140	SPDR S&P 500 ETF Trust, August 2010, Put @ $107	14,560
	500	Citigroup, Inc., January 2012, Call @ $12.50	31,500
		TOTAL PURCHASED OPTIONS
		(Premiums received $116,279)	58,560
	Shares
		SHORT-TERM INVESTMENTS - 2.0%
	297,509	HighMark Diversified Money Market Fund, to yield 0.234%, due 12/31/30
		(Cost $297,509)	297,509

	See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2010
			Value
		TOTAL INVESTMENTS - 99.5% (Cost $14,789,964) (a)	$ 14,509,605
		OTHER ASSETS & LIABILITIES - 0.5%	79,729
		TOTAL NET ASSETS - 100.0%	$ 14,589,334

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $14,774,628 and differs
	from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized Appreciation:	$ 273,983
		Unrealized Depreciation:	(568,681)
		Net Unrealized Depreciation:	$ (294,698)
*	Non-Income producing security.
+	Subject to written option.
***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

	Schedule of Options Written
	Number of
	Contracts***	Security, Expiration Date, Exercise Price	Value
	160	iShares Russell 2000 Index, August 2010, Call @ $66	$ 21,600
	85	SPDR S&P 500 ETF Trust, August 2010, Call @ $113	8,075
		TOTAL OPTIONS WRITTEN
		(Premiums received $25,522)	$ 29,675
***	Each option contract allows the holder of the option to purchase 100 shares of the underlying security.

	See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
July 31, 2010

ASSETS
Investment securities:
At cost	$ 14,789,964
At value	$ 14,509,605
Cash	91,228
Dividends and interest receivable	12,460
Prepaid expenses and other assets	27,613
TOTAL ASSETS	14,640,906

LIABILITIES
Options written, at value (premiums received $25,522)	29,675
Distribution (12b-1) fees payable	3,012
Fees payable to other affiliates	2,486
Investment advisory fees payable	2,308
Accrued expenses and other liabilities	14,091
TOTAL LIABILITIES	51,572
NET ASSETS	$ 14,589,334

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 14,945,475
Accumulated net realized loss from security transactions and options transactions	(71,629)
Net unrealized depreciation of investments and written options	(284,512)
NET ASSETS	$ 14,589,334

Shares of beneficial interest outstanding	1,498,952

Net asset value (Net assets ÷ Shares outstanding) and
redemption price per share (a)	$ 9.73

(a) Redemptions made within 15 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED STATEMENT OF OPERATIONS
For the Period Ended July 31, 2010 (a)

INVESTMENT INCOME
Interest	$ 15,893
Dividends (net of foreign withholding tax of $937)	105,459
TOTAL INVESTMENT INCOME	121,352

EXPENSES
Investment advisory fees	145,693
Professional fees	45,912
Administrative services fees	43,076
Distribution (12b-1) fees	29,139
Accounting services fees	24,706
Registration fees	24,027
Transfer agent fees	21,049
Compliance officer fees	11,085
Printing and postage expenses	9,151
Trustees' fees and expenses	4,864
Custodian fees	4,576
Insurance expense	576
Other expenses	2,745
TOTAL EXPENSES	366,599

Less: Fees waived/expenses reimbursed by the Advisor	(145,704)

NET EXPENSES	220,895
NET INVESTMENT LOSS	(99,543)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(84,610)
Net realized loss from purchased options	(28,089)
Net realized gain from options written	52,910
Distributions of long-term capital gains from underlying investment companies	2,123
Net change in unrealized appreciation (depreciation) of investments	(280,359)
Net change in unrealized appreciation (depreciation) on options written	(4,153)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(342,178)

NET DECREASE IN NET ASSETS FROM OPERATIONS	$ (441,721)

(a) The GMG Defensive Beta Fund commenced operations on September 1, 2009.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31,
2010 (a)
FROM OPERATIONS
Net investment loss	$ (99,543)
Net realized loss from security transactions and options transactions	(59,789)
Distributions of long-term capital gains from underlying investment companies	2,123
Net change in unrealized appreciation (depreciation) of investments
and options written	(284,512)
Net decrease in net assets resulting from operations	(441,721)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	16,719,509
Redemption fee proceeds	130
Payments for shares redeemed	(1,688,584)
Net increase in net assets from shares of beneficial interest	15,031,055

TOTAL INCREASE IN NET ASSETS	14,589,334

NET ASSETS
Beginning of Period	-
End of Period*	$ 14,589,334
* Includes accumulated net investment loss of:	$ -

SHARE ACTIVITY
Shares Sold	1,670,741
Shares Redeemed	(171,789)
Net increase in shares of beneficial interest outstanding	1,498,952

(a) The GMG Defensive Beta Fund commenced operations on September 1, 2009.

See accompanying notes to financial statements.

GMG DEFENSIVE BETA FUND
CONSOLIDATED FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Period
	Ended
	July 31,
	2010 (1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment loss	(0.07)
Net realized and unrealized
loss on investments	(0.20)
Total from investment operations	(0.27)

Paid-in-Capital from
Redemption Fees	0.00	(8)

Net asset value, end of period	$ 9.73

Total return (2)(5)	(2.70)%

Net assets, end of period (000s)	$ 14,589

Ratio of gross expenses to average
net assets (3)(4)(6)	3.30%
Ratio of net expenses to average
net assets (4)(6)	1.99%
Ratio of net investment loss
to average net assets (4)(7)	(0.90)%

Portfolio Turnover Rate (5)	46%

(1) The GMG Defensive Beta Fund commenced operations on September 1, 2009.
(2) Total returns shown exclude the effect of applicable sales charges and redemption fees.
(3) Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.
(5) Not annualized.
(6) Does not include the expenses of other investment companies in which the Fund invests.
(7) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8) Amount represents less than $0.01 per share.

See accompanying notes to financial statements.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS

July 31, 2010

1.

ORGANIZATION

The GMG Defensive Beta Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund seeks to provide long-term capital appreciation.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on securities exchange or board of trade  for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.   Index options and options not listed on a security exchange or board of trade shall be valued at the last reported bid price on the valuation date.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds,

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2010 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 6,351,600	$ -	$ -	$ 6,351,600
Exchange Traded Funds and Notes	7,801,936	-	-	7,801,936
Purchased Options	58,560	-	-	58,560
Money Market Funds	297,509	-	-	297,509
Total	$ 14,509,605	$ -	$ -	$ 14,509,605

Liabilities	Level 1	Level 2	Level 3	Total
Open Written Options	$ 29,675	$ -	$ -	$ 29,675

There were no significant transfers in to and out of Level 1 and 2 during the current period presented.

The Fund did not hold any Level 3 securities during the period.

Consolidation of Subsidiaries – GMG Fund Limited SPC (GMG-SPC) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund includes the accounts of GMG-SPC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

The Fund may invest up to 25% of its total assets in the segregated portfolio company (“SPC”) which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

A summary of the Fund’s investments in the SPC is as follows:

	Inception Date of SPC	SPC Net Assets at July 31, 2010	% Of Total Net Assets at July 31, 2010
GMG-SPC	1/7/2010	$ 2,986,432	20.47%

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.   Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken in the Fund’s 2010 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Options Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against this risk.

The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.   With purchased options, there is minimal counterparty credit risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

For the period ended July 31, 2010, the Fund had a loss of $28,089 on purchased options and this loss is included in the line item marked “Net realized loss from purchased options” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on purchased options was $(57,719) as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) of investments” on the Statement of Operations.

For the period ended July 31, 2010, the Fund had a gain of $52,910 on options written and this gain is included in the line item marked “Net realized gain from options written” on the Statement of Operations in this shareholder report.   The net change in unrealized appreciation (depreciation) on options written was $(4,153) as of the period end and is included in the line marked “Net change in unrealized appreciation (depreciation) on options written” on the Statement of Operations.

The number of option contracts written and the premiums received by the Fund during the period ended July 31, 2010, were as follows:

	Number of Contracts	Premiums Received
Options outstanding, beginning of period	-	$ -
Options written	1,110	101,702
Options exercised	(105)	(9,052)
Options expired	(385)	(33,796)
Options closed	(375)	(33,332)
Options outstanding, end of period	245	$ 25,522

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended July 31, 2010, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $18,131,518 and $3,670,733 respectively.

4. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Montebello Partners, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.25% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until November 30, 2010, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.99% per annum of the Fund’s average daily net assets.   For the period ended July 31, 2010, the Advisor waived fees in the amount of $145,693 and reimbursed expenses in the amount of $11.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 1.99% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to 1.99% of average daily net. If Fund Operating Expenses subsequently exceed 1.99% per annum of the average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

As of July 31, 2010, the Advisor has $145,704 of waived/reimbursed expenses that may be recovered no later than July 31, 2013.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the Fund’s average daily net assets. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.   The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A shares.   The Distributor is an affiliate GFS.   On sales of MPDAX’s Class A shares for the period ended July 31, 2010, the Distributor received $162,609 from front-end sales charges of which $15,470 was retained by the principal underwriter or other affiliated broker-dealers

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

During the period ended July 31, 2010, Gary Goldberg & Co., a registered broker/dealer and an affiliate of the Fund executed trades on behalf of the Fund. These trades were cleared through National Financial Services and Gary Goldberg & Co. received $1,675 in trade commissions.

The Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.   The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting and transfer agency services to the Fund as follows:

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $40,000 per annum or

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

-

The greater of the annual minimum or per account charges.   The annual minimum is $18,000 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Northern Lights Compliance Services, LLC  (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended July 31, 2010, the Fund incurred expenses of $11,085 for compliance services pursuant to the Trust’s Agreement with NLCS.    Such fees would be included in the line item marked “Compliance Officer Fees” on the Statement of Operations in this shareholder report.

GemCom, LLC (“GemCom”)

GemCom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.   For the period ended July 31, 2010, GemCom collected amounts totaling $4,192 for EDGAR and printing services performed.   Such fees would be included in the line item marked “Printing and Postage Expenses” on the Statement of Operations in this shareholder report.

5.  NEW ACCOUNTING PRONOUNCEMENT

In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Level 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to and out of Level 1 and 2 during the current period presented. The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

6.  TAX COMPONENTS OF CAPITAL

As of July 31, 2010, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss from security transactions and options transactions are primarily attributable to the tax deferral of losses on straddles.

GMG Defensive Beta Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2010

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer $61,443 of such capital losses.

Permanent book and tax differences primarily attributable to net operating losses and adjustments resulting from the Fund’s investment in a controlled foreign corporation, resulted in reclassification for the Fund for the period ended July 31, 2010 was follows: a decrease in paid in capital of $85,580; a decrease in accumulated net investment loss of $99,543; and an increase in accumulated net realized loss from security transactions and options transactions of $13,963.

7.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.   For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.   In addition, the Fund is required to disclose the date through which subsequent events have been evaluated.   Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees

Northern Lights Fund Trust and

Shareholders of

The GMG Defensive Beta Fund

We have audited the accompanying consolidated statement of assets and liabilities of The GMG Defensive Beta Fund, a series of Northern Lights Fund Trust (the “Trust”), including the consolidated portfolio of investments, as of July 31, 2010, and the related consolidated statement of operations, the consolidated statement of changes in net assets and the consolidated financial highlights for the period September 1, 2009 (commencement of operations) through July 31, 2010. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the custodian. We believe that our audit provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of The GMG Defensive Beta Fund as of July 31, 2010, the results of its operations, the change in its net assets and the financial highlights for the period September 1, 2009 (commencement of operations) through July 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

September 24, 2010

GMG Defensive Beta Fund

EXPENSE EXAMPLES

July 31, 2010 (Unaudited)

As a shareholder of the GMG Defensive Beta Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the GMG Defensive Beta Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2010 through July 31, 2010.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the GMG Defensive Beta Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

GMG Defensive Beta Fund	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period 2/1/10 – 7/31/10	Expense Ratio During Period ** 2/1/10- 7/31/10
Actual	$1,000.00	$978.90	$9.76*	1.99%

	Beginning Account Value 2/1/10	Ending Account Value 7/31/10	Expenses Paid During Period 2/1/10- 7/31/10	Expense Ratio During Period ** 2/1/10- 7/31/10
Hypothetical (5% return before expenses)	$1,000.00	$1,014.93	$9.94*	1.99%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**Annualized

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION

July 31, 2010 (Unaudited)

FACTORS CONSIDERED BY INDEPENDENT TRUSTEES APPROVING THE ADVISORY AGREEMENT

In connection with a regular meeting held on May 29, 2009 (the “Meeting”), the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Advisory Agreement”) between Montebello Partners, LLC (“Montebello” or the “Adviser”) and the Trust, on behalf of GMG Defensive Beta Fund (“GMG” or the “Fund”). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser, a peer group of funds and appropriate indices with respect to the Fund; (b) arrangements in respect of the distribution of the Fund’s shares; and (c) the resources available with respect to compliance with the Fund’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Adviser including information on (a) the overall organization of the Adviser, (b) investment management staffing, and (c) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’s investment strategies.  The Trustees discussed the extent of the Adviser’s research capabilities and the experience of its Fund management personnel.  The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’s expectations.

Performance.  Because GMG has not yet commenced operations, the Trustees could not consider its investment performance of the Fund.  However, the Board, including the Independent Trustees, considered the experience of the portfolio managers and the prior performance of the proposed adviser.  The Board concluded that the Adviser has potential to deliver favorable performance.

Fees and Expenses.  The Board noted that the Adviser would charge a 1.25% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’s advisory fee and expense ratio were acceptable in light of the quality of the services the Fund expected to receive from the Adviser, and the level of fees paid by the funds in the peer group.  It was noted that although GMG’s long/short component, and the use of the Barclay’s overlay, indicate the fee is very reasonable.

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  It was the consensus of the Board that based on the anticipated size of GMG for the initial two years of its Advisory Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that because of GMG’s expense limitation agreement and the expected asset levels, they were satisfied that the Adviser’s level of profitability from its relationship with the Fund would not be excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the proposed Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that approval of the Advisory Agreement is in the best interests of each Trust and the shareholders of the Fund.

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

This chart provides information about the Trustees and Officers who oversee the Fund.  Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.  The term of office of each Trustee listed below began during the year 2005 and will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                                             Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	55	AdvisorOne Funds (10 portfolios)
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	55	AdvisorOne Funds (10 portfolios); Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010) and Greenwich Advisors Trust
Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (since 2000).	55	AdvisorOne Funds (10 portfolios)
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); Member, John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	55	Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

                                             Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee
Michael Miola*** Age: 57	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	55	AdvisorOne Funds (10 portfolios); Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

GMG Defensive Beta Fund

SUPPLEMENTAL INFORMATION (Continued)

July 31, 2010 (Unaudited)

                                             Interested Trustees and Officers (continued)

Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Lynn Bowley Age: 51	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

     * The term of office for each Trustee and officer listed above will continue indefinitely.

      ** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

      *** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor)..

The Funds' Statement of Additional Information ("SAI") includes additional information about the Trustees and is available, without charge, upon request.  You may call toll-free 1-877-464-3111 to request a copy of the SAI or to make shareholder inquiries.

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to affiliated or nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with applicable federal and state standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with affiliated or non-affiliated third parties.

The Privacy Policy is not part of this Prospectus

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-464-3111 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-464-3111.

INVESTMENT ADVISOR

Montebello Partners, LLC

75 Montebello Road

Suffern, NY 10901

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii

The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2010 - $ 12,500

(b)

Audit-Related Fees

2010 – None

(c)

Tax Fees

2010 - $3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2010 – None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

 2010

Audit-Related Fees:

0.00%

                          Tax Fees:

0.00%

                          All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                          2010 – $3,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/7/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/7/10

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/7/10